Lease	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
LEASE

NOTE 9 — LEASE

The Company has two lease contracts were for the company’s office space, located on the same floor in Yangpu District of Shanghai, the original leases are from February 1, 2020 to January 31, 2023, and the leaseholders are both Aml Fong (Shanghai) Co., LTD. The Company resigned the agreement and the leases are from February 1, 2023 to January 31, 2025. In January 2025, the Company entered into a new lease agreement for office space located in Pudong New Area, Shanghai. The lease term runs from January 11, 2025, to January 10, 2026. The leaseholder is Shanghai TaiRun Investment Group Co., Ltd. Given that the lease term is one year, the Company has not recognized this lease as a right-of-use asset, but instead has expensed the monthly rent as part of administrative expenses. For lease liability, the Company has classified current portion and non-current portion liabilities. Total lease liability equals the total amount of present value of future lease payments. Current portion equals the present value of the future 12 months lease payments. Non-current portion equals the remaining of lease liability balance.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	June 30,	December 31,
	2025	2024
Right-of-use assets, net	$-	$13,826

Operating lease liabilities – current	-	14,770
Operating lease liabilities – non-current	-	-
Total	$-	$14,770

The weighted average discount rates and lease cost for all of operating leases were as follows as of June 30, 2025

	For the Six Months Ended
	June 30	June 30
Weighted average discount rates and lease cost:	2025	2024
Weighted average discount rate	6.20%	6.20%

Operating lease cost	13,992	84,392

Lease Commitment:

In January 2025, the Company entered into a lease of offices in an area of 400 sq.m. in in Pudong New Area, Shanghai. The lease is for a period of one year with an option for extension by another years. The monthly lease fees are RMB 24,000 (approximately $3,309). The lease period began on January 11, 2025.